Financial Instruments and Fair Value Measurements, Summary of foreign currency hedges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative [Line Items]
Foreign currency translation	$ (14)	$ (2)	$ (7)
Designated as hedges: [Member] | Foreign currency [Member] | Cash flow hedges [Member]
Derivative [Line Items]
Notional amount	$ 1,150	1,150
Designated as hedges: [Member] | Foreign currency [Member] | Cash flow hedges [Member] | Minimum [Member]
Derivative [Line Items]
Maturity date	2024
Designated as hedges: [Member] | Foreign currency [Member] | Cash flow hedges [Member] | Maximum [Member]
Derivative [Line Items]
Maturity date	2027
Designated as hedges: [Member] | Derivative [Member] | Foreign currency [Member] | Net investment hedges [Member]
Derivative [Line Items]
Notional amount	$ 3,128	3,048
Designated as hedges: [Member] | Derivative [Member] | Foreign currency [Member] | Net investment hedges [Member] | Minimum [Member]
Derivative [Line Items]
Maturity date	2023
Designated as hedges: [Member] | Derivative [Member] | Foreign currency [Member] | Net investment hedges [Member] | Maximum [Member]
Derivative [Line Items]
Maturity date	2030
Not designated as hedges [Member] | Foreign currency [Member]
Derivative [Line Items]
Notional amount	$ 396	$ 222
Maturity date	2023